Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property acquisition costs:
Unproved properties	$ 7,327,635	$ 12,247,000
Proved properties	1,395,862	58,731,282
Exploration costs	0	0
Development costs	85,458,433	164,180,576
Total costs incurred	$ 94,181,930	$ 235,158,858